Average Annual Total Returns - TCW Artificial Intelligence Equity Fund	Mar. 01, 2021
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	38.26%	[1]
Since Inception	23.28%	[1]
Inception Date	Aug. 31, 2017	[1]
Class I
Average Annual Return:
1 Year	57.75%
Since Inception	26.29%
Inception Date	Aug. 31, 2017
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	57.75%
Since Inception	26.28%
Inception Date	Aug. 31, 2017
Class I | After taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	34.19%
Since Inception	21.17%
Inception Date	Aug. 31, 2017
Class N
Average Annual Return:
1 Year	57.62%
Since Inception	26.20%
Inception Date	Aug. 31, 2017

[1]	The Russell 3000® Growth Index measures the performance of those companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth values.